Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties

(6) Risks and Uncertainties

The Plan invests in various marketable securities. Marketable securities are exposed to various risks, such as interest rate, market, and credit. Due to the level of risk associated with certain marketable securities and the level of uncertainty related to changes in the value of marketable securities, it is at least reasonably possible that changes in values of marketable securities in the near term would materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.